Document and Entity Information	Nov. 20, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 20, 2025
Entity File Number	001-42111
Entity Registrant Name	Bowhead Specialty Holdings Inc.
Entity Central Index Key	0002002473
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-1433334
Entity Address, Address Line One	452 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	212
Local Phone Number	970-0269
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BOW
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false